Expense Example - Investor A, C and Institutional - BlackRock CoreAlpha Bond Fund	Apr. 30, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 452
Expense Example, with Redemption, 3 Years	564
Expense Example, with Redemption, 5 Years	688
Expense Example, with Redemption, 10 Years	1,048
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	230
Expense Example, with Redemption, 3 Years	407
Expense Example, with Redemption, 5 Years	706
Expense Example, with Redemption, 10 Years	1,347
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	91
Expense Example, with Redemption, 5 Years	161
Expense Example, with Redemption, 10 Years	$ 366